Investments in joint ventures - Transactions between group and its joint ventures (Details) - Total for all joint ventures - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sales To Joint Ventures [Abstract]
Sales to related parties	$ 3,653	$ 3,585	$ 4,212
Related party receivable	507	501	316
Purchases from joint ventures [Abstract]
Purchases of goods, related party	2,952	3,328	1,893
Related party payables	$ 468	$ 427	$ 574